UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERD MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Company 1209 Orange Street Wilmington, DE 19801
with a copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	800-267-7400
Date of fiscal year end:	March 31st
Date of reporting period:	July 1, 2020 to June 30, 2021

Item 1.  Proxy Voting Record.

Formidable ETF

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 FORUM MERGER III CORPORATION                                                                Agenda Number:  935461967
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    Security:  349885103                                                             Meeting Type:  Special
      Ticker:  FIII                                                                  Meeting Date:  24-Jun-2021
        ISIN:  US3498851035
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Business Combination Proposal - To consider and vote      Mgmt          No vote
       upon a proposal to approve and adopt the Agreement and
       Plan of Merger, dated as of December 10, 2020 (as
       amended, the "Merger Agreement"), by and among the
       Company, ELMS Merger Corp., a Delaware corporation and
       a wholly owned subsidiary of the Company ("Merger
       Sub"), Electric Last Mile, Inc., a Delaware
       corporation ("ELM"), and Jason Luo, in his capacity as
       the initial stockholder representative to ELM,
       pursuant to which, ...(due to space limits, see proxy
       statement for full proposal).

2.     Nasdaq Proposal - To consider and vote upon a proposal    Mgmt          No vote
       to approve, for purposes of complying with applicable
       Nasdaq listing rules, the issuance of more than 20% of
       the Company's issued and outstanding common stock in
       connection with the business combination, consisting
       of the issuance of (v) shares of common stock to the
       ELM securityholders (as defined in the accompanying
       proxy statement) pursuant to the terms of the Merger
       Agreement, (w) shares of common stock to SF Motors
       Inc. ...(due to space limits, see proxy statement for
       full proposal).

3.     Charter Proposal - To consider and vote upon a            Mgmt          No vote
       proposal to approve the Company's proposed third
       amended and restated certificate of incorporation (the
       "proposed charter"), substantially in the form
       attached to the accompanying proxy statement as Annex
       C, in connection with the business combination (the
       "Charter Proposal").

4A.    Advisory Charter Proposal A - to provide that any         Mgmt          No vote
       amendment to certain provisions of the proposed
       charter relating to director and bylaw matters,
       director personal liability to us and forum selection
       and proposed bylaws will require the approval of the
       holders of at least 66 2/3% and a majority,
       respectively, of the Company's then-outstanding shares
       of capital stock entitled to vote generally at an
       election of directors ("Advisory Charter Proposal A").

4B.    Advisory Charter Proposal B - to provide that the         Mgmt          No vote
       federal district courts of the United States of
       America will be the sole and exclusive forum for
       resolving any complaint asserting a cause of action
       arising under the federal securities laws, including
       the Securities Act of 1933, as amended ("Advisory
       Charter Proposal B").

4C.    Advisory Charter Proposal C - to provide that, subject    Mgmt          No vote
       to the limitations imposed by applicable law,
       directors may be removed with cause by the affirmative
       vote of the holders of at least 66 2/3% of the voting
       power of all then-outstanding shares of capital stock
       of the Company entitled to vote generally at an
       election of directors ("Advisory Charter Proposal C").

4D.    Advisory Charter Proposal D - to change the name of       Mgmt          No vote
       the new public entity to "Electric Last Mile
       Solutions, Inc." from "Forum Merger III Corporation"
       ("Advisory Charter Proposal D").

4E.    Advisory Charter Proposal E - to, upon completion of      Mgmt          No vote
       the business combination and the conversion of the
       Company's Class B common stock, par value $0.0001 per
       share ("Class B common stock"), into the Company's
       Class A common stock, par value $0.0001 per share
       ("Class A common stock"), increase the authorized
       capital stock from 111,000,000 shares, consisting of
       100,000,000 shares of Class A common stock, 10,000,000
       shares of Class B common stock and 1,000,000 shares of
       preferred stock, ...(due to space limits, see proxy
       statement for full proposal).

4F.    Advisory Charter Proposal F - to eliminate various        Mgmt          No vote
       provisions applicable only to blank check companies
       ("Advisory Charter Proposal F").

4G.    Advisory Charter Proposal G - to change the               Mgmt          No vote
       classification of the Board from two classes to three
       classes of directors, with each class elected for
       staggered terms and with each class consisting of one
       third of the total number of directors constituting
       the entire board of directors of the Company as nearly
       as possible ("Advisory Charter Proposal G").

4H.    Advisory Charter Proposal H - to provide that the         Mgmt          No vote
       Company renounces, to the fullest extent permitted by
       law, any interest or expectancy of the Company in, or
       in being offered an opportunity to participate in, any
       excluded opportunity pursuant to Section 122(17) of
       the General Corporation Law of the State of Delaware
       ("Advisory Charter Proposal H").

5.     Incentive Plan Proposal - To consider and vote upon a     Mgmt          No vote
       proposal to approve a new long-term equity incentive
       plan (the "Incentive Plan"), substantially in the form
       attached to the accompanying proxy statement as Annex
       E, including the authorization of the initial share
       reserve under the Incentive Plan (the "Incentive Plan
       Proposal").

6.     DIRECTOR
       David Boris                                               Mgmt          No vote
       Neil Goldberg                                             Mgmt          No vote
       Jason Luo                                                 Mgmt          No vote
       James Taylor                                              Mgmt          No vote
       Shauna F. McIntyre                                        Mgmt          No vote
       Richard N. Peretz                                         Mgmt          No vote
       Brian M. Krzanich                                         Mgmt          No vote

7.     Adjournment Proposal - To consider and vote upon a        Mgmt          No vote
       proposal to approve the adjournment of the special
       meeting to a later date or dates, if necessary, to
       permit further solicitation and vote of proxies if
       there are insufficient votes for, or otherwise in
       connection with, the approval of the condition
       precedent proposals (the "Adjournment Proposal"). The
       Adjournment Proposal will only be presented at the
       special meeting if there are not sufficient votes to
       approve the condition precedent proposals.

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 GRUPO AEROPORTUARIO DEL CENTRO NORTE                                                        Agenda Number:  935452209
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    Security:  400501102                                                             Meeting Type:  Special
      Ticker:  OMAB                                                                  Meeting Date:  11-Jun-2021
        ISIN:  US4005011022
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Presentation, and in its case, approval for the           Mgmt          No vote
       Company to issue series "B" shares to be held in the
       Treasury of the Company in order to allow the
       potential conversion of series "BB" shares, pursuant
       to the terms of the Bylaws of the Company, and
       adoption of resolutions thereof.

II.    Appointment of Special Delegates.                         Mgmt          No vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETF Opportunities Trust

(Registrant)

By             /s/ Karen Shupe

Name: Karen Shupe

Title:      Principal Executive Officer

Date:  August 25, 2021